Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands		Mar. 25, 2015	Feb. 27, 2015	May. 07, 2014
Aptiv Solutions
Business Acquisition [Line Items]
Cash consideration				$ 143,500
Percentage of common stock acquired				100.00%
Adjustments to cash consideration	[1]			$ 22,399
Working capital adjustment		$ 1,964		$ 1,964
MediMedia Pharma Solutions
Business Acquisition [Line Items]
Cash consideration			$ 120,000
Contingent cash consideration			11,300
Working capital adjustment			(3,615)
Adjustments to cash consideration	[2]		$ 11,283

[1]	Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been repaid.
[2]	Adjustments to cash consideration represents certain one-time liabilities at the acquisition date which have subsequently been paid.